GOODWILL AND INTANGIBLE ASSETS (Details Narrative) - USD ($)		1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Apr. 14, 2021	Nov. 30, 2018	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Feb. 28, 2023	Aug. 16, 2016
Restructuring Cost and Reserve [Line Items]
Goodwill			$ 2,843,000		$ 2,843,000		$ 2,843,000	$ 2,843,000
Amortization of Intangible Assets			$ 100,000	$ 100,000	$ 100,000	$ 100,000	$ 100,000	$ 300,000
Number of securities called by warrants or rights									16,000
Exercise price of warrants or rights per share									$ 15.25
Bio Modeling [Member]
Restructuring Cost and Reserve [Line Items]
Goodwill										$ 2,600,000
Identifiable intangible assets										$ 2,100,000
Empowered Dental Lab L L C [Member]
Restructuring Cost and Reserve [Line Items]
Total consideration transferred		$ 75,000
Goodwill acquired		$ 52,000
Lyon Management And Consulting [Member]
Restructuring Cost and Reserve [Line Items]
Goodwill	$ 400,000
Total consideration transferred	$ 200,000
Number of securities called by warrants or rights	1,000
Exercise price of warrants or rights per share	$ 222.50